Guarantees, commitments and risks - Sensitivity EUR (Details) - Strategic liquidity risk - Euro - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Guarantees, commitments and risks
Value at risk	€ 330	€ 250
Minimum
Guarantees, commitments and risks
Value at risk	310	250
Maximum
Guarantees, commitments and risks
Value at risk	370	350
Average
Guarantees, commitments and risks
Value at risk	€ 350	€ 290